PROPERTY, PLANT AND EQUIPMENT - Finance lease (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	R$ 33,222,316	R$ 31,924,918	R$ 30,476,765
Finance lease
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	R$ 280,103	R$ 298,604